Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Other Income [Abstract]
Agency income	$ 1,475,466	$ 189,568	$ 1,170,664	$ 2,662,034
Others	42,447	5,454	134,230	326
Total	$ 1,517,913	$ 195,022	$ 1,304,894	$ 2,662,360